Description of the Plan - Schedule of Vesting Schedule for Employer Contributions (Detail) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Less than two years	0.00%
Two years	20.00%
Three years	40.00%
Four years	80.00%
Five years or more	100.00%